Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 09, 2019
Entity Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Entity Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 09, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 09, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective December 31, 2018, for the JNL/Mellon Capital Telecommunication Services Sector Fund, under "Principal Investment Strategy," and "Average Annual Total Returns," please delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective December 31, 2018, for the JNL/Mellon Capital Telecommunication Services Sector Fund, under "Principal Investment Strategy," and "Average Annual Total Returns," please delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

Effective December 31, 2018, for the JNL/Mellon Capital Telecommunication Services Sector Fund, under "Principal Investment Strategy," and "Average Annual Total Returns," please delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

Effective December 31, 2018, in the section "More About the Funds," under "Description of Indices" delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

This Supplement is dated January 9, 2019.

JNL/MELLON CAPITAL NASDAQ 100 INDEX FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

Effective December 31, 2018, for the JNL/Mellon Capital Telecommunication Services Sector Fund, under "Principal Investment Strategy," and "Average Annual Total Returns," please delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

Effective December 31, 2018, in the section "More About the Funds," under "Description of Indices" delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

This Supplement is dated January 9, 2019.

JNL/MELLON CAPITAL JNL 5 FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

Effective December 31, 2018, for the JNL/Mellon Capital Telecommunication Services Sector Fund, under "Principal Investment Strategy," and "Average Annual Total Returns," please delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

Effective December 31, 2018, in the section "More About the Funds," under "Description of Indices" delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

This Supplement is dated January 9, 2019.

JNL/MELLON CAPITAL S&P SMID 60 FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

Effective December 31, 2018, for the JNL/Mellon Capital Telecommunication Services Sector Fund, under "Principal Investment Strategy," and "Average Annual Total Returns," please delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

Effective December 31, 2018, in the section "More About the Funds," under "Description of Indices" delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

This Supplement is dated January 9, 2019.